Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
State net operating loss carryforwards	$ 883
Unrecognized income tax benefits with uncertainty about the timing of deductibility			0.4
State net operating loss carryforwards expiration date	December 31, 2031
Interest and penalties related to unrecognized income tax benefits recognized in provision for income taxes		1.8	1.1
Interest and penalties net benefit due to the reversal of certain previously established accrued expense balances related to unrecognized income tax benefits	1.3
Accrued interest and penalties	$ 7.6	$ 8.9